ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Measurement inputs (Details)		12 Months Ended
	May 01, 2024	Jun. 30, 2025 Y $ / shares shares	Jun. 30, 2024 $ / shares Y shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Reverse stock split	0.056	0.2
Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants | shares		47,964	47,964
Reverse stock split	0.056
Share price | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input		2.52	1.44
Risk free interest rate | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input		0.0385	0.0462
volatility | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input		0.95	1.05
Exercise price | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input		112.32	112.32
Warrant life | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | Y		1.96	2.46